Loans and advances to customers - Allowance for impairment losses (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Financial assets at beginning of period	$ 1,773,414
Impairment losses on financial assets	19,229	$ 21,799	$ 19,220
Financial assets at end of period	1,616,873	1,773,414
Financial assets at amortized cost category
Financial assets
Impairment losses on financial assets	19,229	21,731	19,220
Financial assets at fair value through other comprehensive income category
Financial assets
Impairment losses on financial assets		68
Loans and advances - Customers
Financial assets
Financial assets at beginning of period	698,276
Financial assets at end of period	751,053	698,276
Loans and advances - Customers | Financial assets at amortized cost category
Financial assets
Financial assets at beginning of period	687,432
Financial assets at end of period	736,997	687,432
Loans and advances - Customers | Financial assets at fair value through other comprehensive income category
Financial assets
Financial assets at end of period	4,056
Impairment losses | Loans and advances - Customers
Financial assets
Financial assets at beginning of period	(25,551)	(21,970)	(21,516)
Write-off of impaired loans applied against the allowance for impairment losses	26,477	21,590	21,154
Others	(5)	13	70
Financial assets at end of period	(21,035)	(25,551)	(21,970)
Impairment losses | Loans and advances - Customers | SPAIN
Financial assets
Financial assets at beginning of period	(25,551)	(21,970)
Financial assets at end of period	(21,035)	(25,551)	(21,970)
Impairment losses | Loans and advances - Customers | Financial assets at amortized cost category
Financial assets
Financial assets at beginning of period	(25,551)
Impairment losses on financial assets	(21,949)	(25,184)	(21,673)
Write-off of impaired loans applied against the allowance for impairment losses	26,477
Financial assets at end of period	(21,028)	(25,551)
Recoveries of loans previously charged-off and recovery expenses	2,720	$ 3,453	2,083
Impairment losses | Loans and advances - Customers | Financial assets at fair value through other comprehensive income category
Financial assets
Impairment losses on financial assets	$ (7)		$ (5)